VARIABLE INTEREST ENTITIES - Assets and Liabilities of Variable Interest Entities (Details) - CAD CAD in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Variable Interest Entity [Line Items]
Cash and cash equivalents	CAD 1,016	CAD 850	CAD 489	CAD 927
Accounts receivable	2,075	1,387
Inventories	368	323
Other	908	1,338
Total Current Assets	8,084	3,918
Plant, Property and Equipment	54,475	44,817
Equity Investments	6,544	6,214
Goodwill	13,958	4,812	CAD 4,034
Intangible and Other Assets	1	0
Assets	88,051	64,398
Accounts payable and other	3,861	2,653
Accrued interest	595	520
Current portion of long-term debt (Note 17)	1,838	2,547
Total Current Liabilities	7,680	7,362
Regulatory Liabilities (Note 10)	2,121	1,159
Other Long-Term Liabilities	1,183	1,260
Deferred Income Tax Liabilities (Note 16)	7,662	5,144
Long-Term Debt (Note 17)	38,312	28,909
Total Liabilities	60,889	46,243
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Cash and cash equivalents	77	54
Accounts receivable	71	55
Inventories	25	25
Other	10	6
Total Current Assets	183	140
Plant, Property and Equipment	3,685	3,704
Equity Investments	606	664
Goodwill	525	541
Assets	5,000	5,049
Accounts payable and other	80	74
Accrued interest	21	21
Current portion of long-term debt (Note 17)	76	45
Total Current Liabilities	177	140
Regulatory Liabilities (Note 10)	34	33
Other Long-Term Liabilities	4	4
Deferred Income Tax Liabilities (Note 16)	7	0
Long-Term Debt (Note 17)	2,827	2,998
Total Liabilities	CAD 3,049	CAD 3,175